Average Annual Total Returns - JPMorgan U.S. Sustainable Leaders Fund	Sep. 28, 2020
SandpFiveHundred [Member]
Average Annual Return:
1 Year	31.49%
5 Years	11.70%
10 Years	13.56%
CLASS I SHARES
Average Annual Return:
1 Year	29.93%
5 Years	10.64%
10 Years	13.36%
CLASS I SHARES | After Taxes on Distributions
Average Annual Return:
1 Year	27.70%
5 Years	9.33%
10 Years	12.59%
CLASS I SHARES | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	19.13%
5 Years	8.27%
10 Years	11.12%